Commitments and Contingencies (Details) - USD ($)			12 Months Ended
	Oct. 01, 2023	Aug. 17, 2023	Dec. 31, 2023	Aug. 22, 2023
Commitment and Contingencies [Line Items]
Cash underwriting discount per share (in Dollars per share)			$ 0.1134
Cash underwriting discount			$ 850,500
Deferred underwriting discount (in Dollars per share)			$ 0.35
Underwriters deferred fee			$ 2,625,000
Additional underwriting discount			69,050
Over-Allotment Option [Member]
Commitment and Contingencies [Line Items]
Purchase additional Units		$ 1,125,000	$ 1,125,000
Additional shares issued (in Shares)			11,250
IPO [Member]
Commitment and Contingencies [Line Items]
Issued to underwriters (in Shares)				7,500,000
Class A Common Stock [Member] | IPO [Member]
Commitment and Contingencies [Line Items]
Issued to underwriters (in Shares)			75,000
Underwriting Agreement [Member] | Over-Allotment Option [Member]
Commitment and Contingencies [Line Items]
Purchase additional Units	$ 1,125,000